Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 8,268,367	$ 1,062,786	$ 9,936,794	$ 6,292,870